NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible Notes Payable, Net Of Discount - Related Party	$ 15,300	$ 3,912	$ 0
Mike Zaman [Member]
Original Note Date	May 01, 2020	May 01, 2020
Shahram Khial [Member]
Original Note Date	Apr. 28, 2020	Apr. 28, 2020
Montse Zaman [Member]
Original Note Date	May 01, 2020	May 01, 2020
Willy A. Saint-Hilaire [Member]
Original Note Date	Mar. 13, 2020	Mar. 13, 2020
Convertible Notes Payable [Member]
Convertible Notes Payable, Net Of Discount - Related Party	$ 16,028
Convertible Notes Payable [Member] | Mike Zaman [Member]
Note payable			$ 0
Original Note Date			Jan. 19, 2018
Interest Rate			12.00%
Conversion Rate			$ 0.50
Due Date			Jan. 19, 2019
Convertible Notes Payable [Member] | Shahram Khial [Member]
Note payable	$ 3,500
Original Note Date	Apr. 22, 2021
Interest Rate	12.00%
Conversion Rate	$ 0
Due Date	Apr. 22, 2022
Convertible Notes Payable [Member] | Montse Zaman One [Member]
Note payable			$ 0
Original Note Date			Apr. 28, 2020
Interest Rate			12.00%
Conversion Rate			$ 0.0
Due Date			Apr. 28, 2021
Convertible Notes Payable [Member] | Montse Zaman Two [Member]
Note payable			$ 0
Original Note Date			May 22, 2020
Interest Rate			12.00%
Conversion Rate			$ 0.0
Due Date			May 22, 2021
Convertible Notes Payable [Member] | Total Third Party Non-Convertible Notes Payable[Member]
Note payable		$ 4,000	$ 4,000
Convertible Notes Payable [Member] | Small Business Administration - EIDL [Member]
Note payable		$ 4,000	$ 4,000
Original Note Date		Apr. 30, 2020	Apr. 30, 2020
Interest Rate		3.75%	3.75%
Conversion Rate		$ 0.0	$ 0
Due Date		Apr. 30, 2050	Apr. 30, 2050
Convertible Notes Payable [Member] | Montse Zaman [Member]
Note payable			$ 1,000
Original Note Date			Mar. 25, 2020
Interest Rate			12.00%
Conversion Rate			$ 0
Due Date			Mar. 25, 2021
Convertible Notes Payable [Member] | Willy A. Saint-Hilaire [Member]
Note payable	$ 2,500	$ 2,500	$ 19,913
Original Note Date	Apr. 06, 2021	Apr. 06, 2021	Sep. 29, 2020
Interest Rate	12.00%	12.00%
Conversion Rate	$ 0		$ 0.0
Due Date	Apr. 06, 2022	Mar. 12, 2022	Sep. 29, 2021
Convertible Notes Payable [Member] | Related Party [Member]
Total Convertible Related Party Notes Payable	$ 16,728	$ 18,428	$ 20,913
Less: Debt Discount	0	0	14,805
Convertible Notes Payable, Net Of Discount - Related Party	16,728	$ 0	$ 5,508
Convertible Notes Payable [Member] | Willy A. Saint-Hilaire 1 [Member]
Note payable	$ 1,518
Original Note Date	Apr. 16, 2021	Apr. 16, 2021	Feb. 27, 2020
Interest Rate	12.00%	12.00%	12.00%
Conversion Rate	$ 0	$ 0	$ 0
Due Date	Apr. 16, 2022	Apr. 16, 2022	Feb. 27, 2021
Convertible Notes Payable [Member] | Willy A. Saint-Hilaire 2 [Member]
Note payable	$ 1,110
Original Note Date	Apr. 21, 2021	Apr. 21, 2021	Mar. 08, 2020
Interest Rate	12.00%	12.00%	12.00%
Conversion Rate	$ 0	$ 0	$ 0
Due Date	Apr. 21, 2022	Apr. 21, 2022	Mar. 08, 2021
Convertible Notes Payable [Member] | Willy A. Saint-Hilaire 3 [Member]
Note payable	$ 2,750
Original Note Date	Apr. 30, 2021	Apr. 30, 2021	Mar. 24, 2020
Interest Rate	15.15%	15.15%	12.00%
Conversion Rate	$ 0	$ 0	$ 0
Due Date	Apr. 30, 2022	Apr. 30, 2022	Mar. 24, 2021
Convertible Notes Payable [Member] | Willy A. Saint-Hilaire 4 [Member]
Note payable	$ 750
Original Note Date	May 04, 2021	May 04, 2021	Mar. 24, 2020
Interest Rate	15.15%	15.15%	12.00%
Conversion Rate	$ 0
Due Date	May 04, 2022	May 04, 2022	Mar. 24, 2021
Convertible Notes Payable [Member] | Willy A. Saint-Hilaire 5 [Member]
Note payable	$ 4,600
Original Note Date	May 21, 2021	May 21, 2021	Mar. 24, 2020
Interest Rate	0.00%	0.00%	12.00%
Conversion Rate	$ 0	$ 0	$ 0.0
Due Date	May 21, 2022	May 21, 2022	Mar. 24, 2021
Related Party Notes Payable [Member] | Willy A. Saint-Hilaire [Member]
Note payable	$ 800
Original Note Date	Mar. 12, 2021	Mar. 12, 2021
Interest Rate	16.00%	16.00%
Conversion Rate	$ 0	$ 0
Due Date	Mar. 12, 2022	Mar. 12, 2022
Related Party Notes Payable [Member] | Willy A. Saint-Hilaire 1 [Member]
Note payable	$ 4,500
Original Note Date	Feb. 28, 2022
Interest Rate	12.00%
Conversion Rate	$ 0
Due Date	Jul. 28, 2022
Related Party Notes Payable [Member] | Jamie Hadfield [Member]
Note payable	$ 10,000
Original Note Date	Apr. 07, 2022
Interest Rate	12.00%
Conversion Rate	$ 0
Due Date	Jul. 07, 2022